Included in Profit Before Royalties and Taxation	12 Months Ended
Dec. 31, 2024
Disclosure of information about amounts included in profit before royalties and taxation [abstract]
Included in profit before royalties and taxation	Included in profit before royalties and taxation are the following:

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

Social contributions[1]	(21.0)	(19.4)	(18.5)
Rehabilitation income/(expense)[1]	1.2	(4.0)	8.9
Offshore structure costs[1]	(18.0)	(18.6)	(14.7)
Restructuring costs[2]	(6.6)	(7.8)	(11.3)
Audit fee	(4.2)	(3.5)	(3.9)
Non-audit services fee	(0.4)	(0.4)	(0.5)
Gruyere rainfall event[1]	(12.0)	—	—
Yamana break fee[3]	—	—	300.0
Yamana transaction costs[3]	—	—	(33.0)
[1]Included under “Other costs, net” in the consolidated income statement.
[2]The restructuring costs in 2024 comprise mainly separation packages at Tarkwa amounting to US$3.6 million (2023: US$1.6 million and 2022: US$8.7 million), Damang of US$0.4 million (2023: US$5.5 million and US$$2.6 million) and Australia of US$1.8 million (2023: US$0.7 million and 2022: US$nil million).
[3]The US$300.0 million income related to the Yamana break fee. As a result of Yamana entering into an arrangement agreement with Pan American Silver Corp and
Agnico Eagle Mines Limited, Gold Fields terminated the agreement in respect of the proposed acquisition of Yamana. In accordance, within the terms of the arrangement agreement, Yamana was required to pay Gold Fields a termination fee of US$300.0 million. The transaction costs of US$33.0 million related mainly to amounts paid to advisors, bankers, lawyers and accountants in connection with the proposed acquisition of Yamana.